UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.54%
Corporate Revenue Bonds – 14.45%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	5,225,000	$4,248,552
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
(Exempt Facilities National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,810,000	1,810,995
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	735,000	825,648
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	10,000,000	10,947,500
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	11,410,000	9,789,894
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,256,026
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,696,064
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,090,620
6.25% 6/1/24	6,810,000	7,198,374
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,931,143
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#	1,500,000	1,512,555
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,743,280
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,336,338
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	1,515,000	1,595,159
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,532,376
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)●	2,000,000	2,158,640
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,137,590

NQ-011 [5/15] 7/15 (14737)     1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	$5,455,660
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,976,869
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,086,120
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,351,870
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project)
7.50% 5/1/25 (AMT)	1,520,000	1,510,652
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,167,678
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	4,765,000	3,664,523
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,172,828
		86,196,954
Education Revenue Bonds – 11.63%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,634,039
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,500,314
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,353,970
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,670,507
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/39	805,000	887,368
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	1,875,000	2,206,913
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,430,454
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,859,550

2     NQ-011 [5/15] 7/15 (14737)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	$5,764,650
Series A 5.50% 11/15/36	4,515,000	5,165,702
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,507,050
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,685,145
(Provident Group - Rowan Properties) Series A
5.00% 1/1/48	1,650,000	1,741,410
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/39	2,290,000	2,540,297
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	6,375,960
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,466,189
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,579,993
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,764,570
University of California
Series AO 5.00% 5/15/40	2,000,000	2,284,800
		69,418,881
Electric Revenue Bonds – 5.02%
California State Department of Water Resources
Series L 5.00% 5/1/17	910,000	986,103
Series L 5.00% 5/1/20	5,000,000	5,855,000
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	5,994,878
5.25% 2/1/24	7,000,000	8,612,800
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,430,000	1,558,099
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue
Series A 5.00% 12/1/34	665,000	772,983
Series A 5.00% 12/1/35	4,610,000	5,341,330

NQ-011 [5/15] 7/15 (14737)     3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	$804,195
		29,925,388
Healthcare Revenue Bonds – 9.58%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,247,470
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,420,317
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,290,775
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,105,306
Fairfax County, Virginia Industrial Development Authority
Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,807,250
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,424,560
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,546,444
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,190,475
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care) 5.25% 1/1/40	3,000,000	3,032,520
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,324,720
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,474,685
6.50% 12/1/21	2,745,000	3,118,759
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,678,265
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,364,385
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,161,060

4     NQ-011 [5/15] 7/15 (14737)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	$3,001,560
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,709,960
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	137,261
Series A 7.50% 6/1/49	610,000	705,477
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,650,542
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,446,300
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,085,880
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,235,211
		57,159,182
Housing Revenue Bonds – 1.14%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,655,000	5,136,374
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,687,732
		6,824,106
Lease Revenue Bonds – 2.58%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	2,890,000	3,082,329
Series GG 5.75% 9/1/23	1,000,000	1,091,430
New York City, New York Industrial Development Agency
Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,848,057
New York Liberty Development
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	4,155,000	4,505,848
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,264,846

NQ-011 [5/15] 7/15 (14737)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	$2,613,803
		15,406,313
Local General Obligation Bonds – 7.60%
Arlington County, Virginia
Series D 5.00% 8/1/17	2,000,000	2,186,320
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,410,480
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,648,475
5.00% 8/15/26 (PSF)	1,000,000	1,149,560
Honolulu, Hawaii
Series A 5.00% 10/1/39	2,500,000	2,881,475
Katy, Texas Independent School District
Series A 5.00% 2/15/45 (PSF)	2,500,000	2,866,225
Los Angeles Community College District
Series C 5.00% 8/1/25	2,500,000	3,101,800
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,073,621
Series I-1 5.375% 4/1/36	5,000,000	5,680,500
Series J 5.00% 8/1/17	3,000,000	3,263,730
Subseries D-1 5.00% 10/1/36	6,500,000	7,206,290
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/17	1,700,000	1,857,981
		45,326,457
Pre-Refunded/Escrowed to Maturity Bonds – 9.29%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,649,830
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	4,929,016
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,074,100
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,317,116
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,327,393
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	87,060

6     NQ-011 [5/15] 7/15 (14737)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	$1,221,349
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,683,280
Maryland State & Local Facilities Loan Capital
Improvement
Second Series 5.00% 8/1/17-16§	935,000	985,658
Missouri State Highways & Transportation Commission
State Road Revenue
Series B 5.00% 5/1/24-16§	7,000,000	7,304,220
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,780,735
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,292,617
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,095,111
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,155,000	1,285,931
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	390,000	423,170
		55,456,586
Special Tax Revenue Bonds – 12.80%
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,729,012
Denver, Colorado Convention Center Hotel Authority
Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,335,354
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,655,000	1,255,582
Hollywood, Florida Community Redevelopment Agency
Revenue
(Beach CRA) 5.625% 3/1/24	1,105,000	1,107,917
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A
6.05% 7/1/16 (AGM)	50,000	50,243
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,560,045

NQ-011 [5/15] 7/15 (14737)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Nevada State
5.00% 6/1/17	1,700,000	$1,845,214
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,332,880
5.00% 6/15/28	2,695,000	2,932,807
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,485,001
Series B 5.50% 6/15/31	10,000,000	10,627,100
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	440,000	457,081
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,187,920
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,143,600
Series C 5.25% 11/1/25	6,000,000	7,147,200
Series D 5.00% 2/1/26	3,000,000	3,466,140
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,073,760
New York State Dormitory Authority State Personal Income
Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,757,200
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,109,730
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,180,000	2,332,535
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	1,935,000	1,404,597
		76,340,918
State General Obligation Bonds – 6.52%
California State
5.00% 2/1/17	630,000	676,607
5.25% 11/1/40	3,795,000	4,432,105
Various Purposes
5.00% 9/1/22	2,180,000	2,621,188
5.00% 11/1/43	3,000,000	3,367,590
5.00% 10/1/44	2,420,000	2,725,428
6.00% 4/1/38	4,060,000	4,770,541
6.50% 4/1/33	2,570,000	3,078,423

8     NQ-011 [5/15] 7/15 (14737)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,798,285
Series E 5.00% 12/15/17	900,000	963,747
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,385,932
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	990,000	1,059,102
		38,878,948
Transportation Revenue Bonds – 13.20%
Bay Area, California Toll Authority
Series S-6 5.00% 10/1/54	3,000,000	3,255,030
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,963,825
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,461,157
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,293,050
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,516,300
(First Tier) Series A 6.00% 1/1/24	415,000	458,442
(Second Tier) Series F 5.75% 1/1/38	6,130,000	6,861,370
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
4.125% 12/31/38 (AMT)	1,875,000	1,788,863
5.00% 12/31/38 (AMT)	3,085,000	3,318,843
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,060,028
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,558,511
6.50% 12/1/28	5,500,000	5,655,155
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,974,463
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,882,917
7.50% 6/30/33	1,560,000	1,923,184
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,016,959

NQ-011 [5/15] 7/15 (14737)     9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners)
6.875% 12/31/39	5,500,000	$6,506,225
7.00% 12/31/38 (AMT)	1,830,000	2,264,918
		78,759,240
Water & Sewer Revenue Bonds – 4.73%
Jefferson County, Alabama Sewer Revenue
(Sub Lien Warrants) Series D 6.50% 10/1/53	4,500,000	5,210,010
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	440,000	469,484
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,536,160
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,181,842
(Second Generation Resolution Fiscal 2014) Series BB
5.00% 6/15/46	5,000,000	5,527,350
(Second Generation) Series BB 5.00% 6/15/47	4,000,000	4,410,080
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,883,200
		28,218,126
Total Municipal Bonds (cost $538,985,165)		587,911,099

Short-Term Investments – 1.83%
Variable Rate Demand Notes – 1.83%¤
California Pollution Control Financing Authority (Air
Products)
0.09% 3/1/41	1,500,000	1,500,000
Louisiana Public Facilities Authority (Air Products &
Chemicals Project)
0.02% 12/1/40	2,000,000	2,000,000
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.04% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
(Children’s) Series B
0.04% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	3,925,000	3,925,000

10     NQ-011 [5/15] 7/15 (14737)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Commission Gulf
Opportunity (Chevron USA Inc. Project) Series C
0.02% 12/1/30	1,000,000	$1,000,000

Total Short-Term Investments (cost $10,925,000)		10,925,000

Total Value of Securities – 100.37%
(cost $549,910,165)		598,836,099

Liabilities Net of Receivables and Other Assets – (0.37%)		(2,220,871)
Net Assets – 100.00%		$596,615,228

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $6,018,403, which represents 1.01% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NQ-011 [5/15] 7/15 (14737)     11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

12     NQ-011 [5/15] 7/15 (14737)

Notes
Delaware Tax-Free USA Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-011 [5/15] 7/15 (14737)     13

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

Level 2
Municipal Bonds	$587,911,099
Short-Term Investments	10,925,000
Total	$598,836,099

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

14     NQ-011 [5/15] 7/15 (14737)

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.57%
Corporate Revenue Bonds – 13.82%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
6.50% 5/1/17	2,305,000	$2,468,839
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 4.50% 1/1/25 (AMT)#	1,200,000	1,285,380
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,657,202
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	1,015,000	1,140,180
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed)
Series A 5.00% 6/1/33	1,735,000	1,959,353
Series A 5.00% 6/1/34	2,890,000	3,261,076
Series A 5.00% 6/1/35	8,645,000	9,638,916
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	14,075,000	13,693,005
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,030,143
Houston, Texas Airport System Revenue
(United Airlines Inc. Terminal E Project)
4.75% 7/1/24 (AMT)	1,500,000	1,629,150
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,222,401
6.25% 6/1/24	7,500,000	7,927,725
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	799,403
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#	1,905,000	1,921,631
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 •	6,000,000	6,697,920
Maryland Economic Development Corporation Pollution
Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,242,384
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,081,995

NQ-037 [5/15] 7/15 (14738)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	3,025,000	$3,185,053
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,121,752
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	850,000	850,850
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,320,000	4,961,779
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,617,641
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	3,564,687
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project)
7.50% 5/1/25 (AMT)	1,450,000	1,441,083
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,039,054
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.50% 6/1/23	1,710,000	1,713,574
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	3,450,000	3,752,047
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,960,892
		105,865,115
Education Revenue Bonds – 7.57%
Build NYC Resource, New York
5.25% 11/1/29	1,800,000	1,967,994
5.25% 11/1/34	4,680,000	5,021,968
California Municipal Finance Authority
(Touro College & University System) Series A
5.25% 1/1/34	370,000	410,977
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	1,011,020
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,504,700

2     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	$3,507,179
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,262,921
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,589,950
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/34	1,190,000	1,325,113
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	865,000	919,530
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,963,235
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,559,710
New Jersey Economic Development Authority
(Provident Group-Rowan Properties LLC) 5.00% 1/1/35	1,000,000	1,068,370
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,489,670
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,204,145
(Touro College & University System) Series A
5.25% 1/1/34	1,360,000	1,510,321
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,045,465
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,255,795
Series C 5.25% 10/1/27	2,100,000	2,343,138
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,780,550
University of North Carolina, North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,833,660
University of Texas, Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,470,928
		58,046,339

NQ-037 [5/15] 7/15 (14738)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 3.08%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	$6,870,000
Series N 5.00% 5/1/21	3,580,000	4,257,014
Long Island, New York Power Authority
Series A 5.00% 9/1/34	2,325,000	2,577,239
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,138,280
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/34	850,000	988,023
Series A 5.00% 12/1/35	5,840,000	6,766,458
		23,597,014
Healthcare Revenue Bonds – 10.30%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	8,400,000	9,487,464
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	5,033,858
California Statewide Communities Development Authority
Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,062,566
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,639,796
Dauphin County, Pennsylvania General Authority Health
System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,917,344
Illinois Finance Authority Revenue
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,218,072
Series A 5.00% 11/15/33	1,450,000	1,603,932
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,289,205
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	4,902,428
5.00% 8/1/18	2,500,000	2,675,275
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	883,207

4     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State
Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	$1,788,928
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,569,760
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,272,320
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	804,976
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,134,320
Series A 5.00% 1/1/18	1,000,000	1,098,180
Onondaga, New York Civic Development Corporation
Revenue
(St. Joseph’s Hospital Health Center Project)
5.00% 7/1/25	1,000,000	1,074,600
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	950,000	1,045,969
Series C 6.00% 6/1/21	1,000,000	1,089,140
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	772,771
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	3,800,000	4,142,418
Series C 4.50% 11/15/38 •	2,540,000	2,929,331
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,714,111
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,682,953
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,020,640
Westminster, Maryland
(Lutheran Village Millers Grant)
Series B 4.875% 7/1/23	1,160,000	1,191,946
Series C 4.375% 7/1/21	1,175,000	1,192,061

NQ-037 [5/15] 7/15 (14738)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series D 3.875% 7/1/19	660,000	$664,019
		78,901,590
Housing Revenue Bond – 0.26%
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,978,738
		1,978,738
Lease Revenue Bonds – 4.43%
California Statewide Communities Development Authority
Revenue
(California Statewide Inland Regulatory Control Project)
5.25% 12/1/27	3,605,000	3,809,800
(Lancer Plaza Project) 5.125% 11/1/23	785,000	847,886
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,338,860
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 9/1/22	1,100,000	1,311,156
5.00% 3/1/23	2,395,000	2,858,504
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,811,365
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,650,377
New York Liberty Development Revenue
(World Trade Center Project)
Class 3-3 144A 7.25% 11/15/44 #	2,880,000	3,469,910
Class 2-3 144A 5.15% 11/15/34 #	4,665,000	5,015,528
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,870,000	2,867,876
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,610,000	4,005,837
		33,987,099
Local General Obligation Bonds – 4.87%
Chesterfield County, Virginia
Series B 5.00% 1/1/22 (State Aid Witholding)	4,070,000	4,881,314
Chicago, Illinois
Series 2002B 5.50% 1/1/37	1,435,000	1,433,120
Series 2005D 5.50% 1/1/37	1,150,000	1,148,493
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,474,008

6     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	$2,379,460
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,603,880
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,547,600
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,828,790
Series E 5.00% 8/1/23	3,685,000	4,431,691
Series G 5.25% 8/1/15	5,000	5,022
Subseries D-1 5.00% 10/1/30	4,000,000	4,573,880
		37,307,258
Pre-Refunded/Escrowed to Maturity Bonds – 5.68%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,732,122
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,505,232
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,853,678
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,766,690
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	2,026,021
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,164,380
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18 (State Aid Witholding)§	10,000,000	11,122,800
Maryland State & Local Facilities Loan Capital
Improvement
First Series 5.00% 3/15/19-17§	3,675,000	3,959,739
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,287,788
Missouri State Highways & Transportation Commission
State Road Revenue
(Second Lien) 5.25% 5/1/23-17§	1,940,000	2,107,926
North Texas Tollway Authority Revenue
(First Tier)
6.00% 1/1/20-18§	3,440,000	3,865,734
Series E-3 5.75% 1/1/38-16•§	3,750,000	3,868,200
Virginia State
Series B 5.00% 6/1/23-18§	2,000,000	2,233,960
		43,494,270

NQ-037 [5/15] 7/15 (14738)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds – 0.19%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond)
4.75% 1/1/20 (AMT)	555,000	$535,853
5.25% 1/1/24 (AMT)	510,000	488,213
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue
(Subordinate Colver Project) Series G
5.125% 12/1/15 (AMT)	450,000	454,581
		1,478,647
Special Tax Revenue Bonds – 13.47%
Atlanta, Georgia Development Authority
(Senior Lien)
Series A-1 5.25% 7/1/40	1,870,000	2,123,946
Series A-1 5.25% 7/1/44	2,880,000	3,255,523
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.00% 9/1/16	500,000	506,310
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,501,770
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	725,000	732,504
5.00% 5/1/34	880,000	889,768
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,771,063
Series A 5.25% 1/1/23	5,375,000	5,973,023
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	6,160,000	7,026,466
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,943,217
Series A 5.625% 12/1/29	1,125,000	1,248,086
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,032,286
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,325,169

8     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/22	1,750,000	$1,991,413
5.00% 6/15/23	1,250,000	1,411,063
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	4,804,466
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	7,310,000	7,768,410
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,469,171
Subseries A-1 5.00% 11/1/20	2,860,000	3,356,267
Subseries C 5.00% 11/1/27	4,150,000	4,912,438
Subseries E-1 5.00% 2/1/26	4,020,000	4,687,199
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,937,718
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,374,896
Oregon State Lottery
Series C 5.00% 4/1/24	3,550,000	4,328,444
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,005,560
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23 @	880,000	881,038
Texas State Transportation Commission Highway Fund
Revenue
(First Tier) 5.00% 4/1/18	1,700,000	1,834,249
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,731,230
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	1,945,000	1,411,856
		103,234,549
State General Obligation Bonds – 16.14%
California State
5.00% 2/1/20	4,250,000	4,934,250
(Various Purposes)
5.00% 10/1/18	5,000,000	5,640,950

NQ-037 [5/15] 7/15 (14738) 9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purposes)
5.00% 11/1/19	5,245,000	$6,067,259
5.00% 10/1/24	2,935,000	3,590,562
5.25% 9/1/28	7,750,000	9,025,573
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,237,540
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,167,350
Series B 5.00% 7/1/17	4,810,000	5,243,381
Hawaii State
Series EH 5.00% 8/1/19	5,000,000	5,749,150
Louisiana State
Series A 5.00% 8/1/21	6,655,000	7,859,954
Maryland State & Local Facilities Loan Capital
Improvement
Series B 5.00% 3/1/18	1,930,000	2,141,567
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,323,848
Series F 5.00% 10/1/22	8,000,000	9,703,360
Mississippi State
Series A 5.00% 10/1/17	4,860,000	5,333,704
New Jersey State
Series Q 5.00% 8/15/19	7,000,000	7,771,400
New York State
Series A 5.00% 2/15/28	5,000,000	5,802,000
North Carolina State Public Improvement
Series A 5.00% 5/1/22	2,625,000	3,085,267
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,098,720
Pennsylvania State
Second Series 5.00% 7/1/20	2,300,000	2,644,885
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,021,368
Virginia State
Series D 5.00% 6/1/19	5,715,000	6,557,391
Washington State
(Motor Vehicle Fuel Tax) Series B 5.00% 7/1/16	4,250,000	4,469,385
(Various Purposes)
Series A 5.00% 7/1/16	1,000,000	1,051,620

10     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
(Various Purposes)
Series 2015-A-1 5.00% 8/1/30	3,595,000	$4,186,449
		123,706,933
Transportation Revenue Bonds – 15.75%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,290,340
Central Texas Turnpike System
Series C 5.00% 8/15/33	3,500,000	3,837,925
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series C 5.25% 1/1/28	2,150,000	2,403,786
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	725,009
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,147,390
5.00% 7/1/26	3,000,000	3,431,190
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,066,746
Los Angeles, California Department of Airports
(Senior Revenue)
Series A 5.00% 5/15/31 (AMT)	1,160,000	1,316,751
Series A 5.00% 5/15/32 (AMT)	1,160,000	1,311,508
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,034,928
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,767,916
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,690,702
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,371,368
Series A 5.00% 11/15/18	2,500,000	2,810,925
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission
Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,335,000
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AMT)	2,900,000	3,224,191
Series B 5.00% 1/1/33 (AMT)	2,900,000	3,216,738

NQ-037 [5/15] 7/15 (14738)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	7,265,000	$8,215,698
Series J 5.00% 1/1/27	5,705,000	6,678,501
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	540,867
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/34 (AMT)	5,690,000	6,174,048
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,040,796
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,583,450
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,534,143
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,638,679
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,260,764
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25	2,000,000	2,343,300
San Jose, California Airport Revenue
Series B 5.00% 3/1/28	645,000	740,899
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,378,714
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,468,936
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,641,225
7.50% 12/31/31	3,765,000	4,554,897
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,892,929
		120,670,259
Water & Sewer Revenue Bonds – 4.01%
Arizona State Water Infrastructure Finance Authority
Revenue
(Water Quality) Series A 5.00% 10/1/20	1,500,000	1,770,675
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,450,570
California State Department of Water Resources Center
Valley Project
Series AS 5.00% 12/1/29	2,695,000	3,224,082

12     NQ-037 [5/15] 7/15 (14738)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation)
Series A 5.00% 6/15/22	1,405,000	$1,568,219
Series D 5.00% 9/15/23	3,360,000	3,679,670
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,478,320
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,718,340
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,821,862
		30,711,738
Total Municipal Bonds (cost $719,732,516)		762,979,549

Short-Term Investments – 0.29%
Variable Rate Demand Notes – 0.29%¤
California Pollution Control Financing Authority (Pacific
Gas & Electric) Series C
0.04% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
East Baton Rouge Parish, Louisiana Pollution Control
Revenue (Exxon Project)
0.03% 11/1/19	1,000,000	1,000,000

Total Short-Term Investments (cost $2,200,000)		2,200,000

Total Value of Securities – 99.86%
(cost $721,932,516)		765,179,549

Receivables and Other Assets Net of Liabilities – 0.14%		1,052,992
Net Assets – 100.00%		$766,232,541

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $11,692,449, which represents 1.53% of the Fund’s net assets.
@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $881,038, which represents 0.11% of the Fund’s net assets.

NQ-037 [5/15] 7/15 (14738)     13

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

14     NQ-037 [5/15] 7/15 (14738)

Notes
Delaware Tax-Free USA Intermediate Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-037 [5/15] 7/15 (14738)     15

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

Level 2
Municipal Bonds	$762,979,549
Short-Term Investments	2,200,000
Total	$765,179,549

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

16     NQ-037 [5/15] 7/15 (14738)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: